Segment information	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
Segment information
Note 4 – Segment information

The Company has one reportable segment:

- Import- export, marketing and distribution of food products.

Factors that management used to identify the Company's reportable segments

The Company's reportable segments are strategic business units that offer different products and services. They are managed separately because each business requires different marketing strategies.
Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision-maker. The chief operating decision maker has been identified as the management team including the Chief Executive Officer, and the co-chairman of the board of directors.

The table below shows the Company's revenues from major groups of products that contributed 10% or more to the Company's total revenues in the years 2022 to 2024:

	Year ended December 31,
	2 0 2 4	2 0 2 3	2 0 2 2	2 0 2 4
	NIS	NIS	NIS	US Dollars
Dairy and Dairy Substitute Products	209,974	212,728	188,738	57,575
Canned Vegetables Fruits and Pickles	104,027	(*) 86,212	(*) 79,969	28,524
Canned Fish	83,056	74,750	62,270	22,774
Cereals, rice and pastas	59,026	61,573	61,350	16,185
Oils	46,727	43,058	44,241	12,812
Other	72,985	(*) 64,941	(*) 61,757	20,012
	575,795	543,262	498,325	157,882

(*) Reclassified

Revenues by customer group

	Percentage of Total Sales Year ended December 31,
	2 0 2 4	2 0 2 3	2 0 2 2

Large retail supermarket chains	48%	49%	48%
Institutional market - wholesalers	13%	13%	14%
Institutional market - catering and restaurants	10%	11%	12%
Private customers	9%	8%	8%
Small supermarket chains	6%	5%	6%
Government customers	5%	4%	2%
Other customers	9%	10%	10%
	100%	100%	100%

Revenues from main customers of the Import segment
The Company has one customer who represented more than 8% of the total sales which amounted to NIS 51,371 thousand in 2024 (2023: NIS 60,431 thousand 2022: NIS 64,950 thousand).